Decommissioning Liabilities - Summary of Decommissioning Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 4,534	$ 4,155
Liabilities Acquired (Note 4)	267	0
Liabilities Incurred	269	24
Liabilities Settled	(280)	(234)
Change in Estimated Future Cash Flows	54	276
Change in Discount Rates	(143)	132
Unwinding of Discount on Decommissioning Liabilities (Note 6)	243	225
Liabilities Disposed (Note 8)	(61)	(72)
Exchange Rate Movements and Other	(11)	28
Ending balance	$ 4,872	$ 4,534